BORROWINGS - Borrowings Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 38,862	$ 42,249
Business services
Disclosure of detailed information about borrowings [line items]
Borrowings		17,310
Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings		8,977
Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings		14,522
Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,440
principal repayments
Disclosure of detailed information about borrowings [line items]
Borrowings	39,522
principal repayments | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	16,111
principal repayments | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	7,904
principal repayments | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	13,357
principal repayments | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	2,150
principal repayments | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	1,681
principal repayments | 2025 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	1,423
principal repayments | 2025 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	76
principal repayments | 2025 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	182
principal repayments | 2025 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
principal repayments | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	3,742
principal repayments | 2026 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	1,834
principal repayments | 2026 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	53
principal repayments | 2026 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	1,855
principal repayments | 2026 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
principal repayments | 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	5,328
principal repayments | 2027 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	2,632
principal repayments | 2027 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	650
principal repayments | 2027 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	2,046
principal repayments | 2027 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
principal repayments | 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	7,429
principal repayments | 2028 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	799
principal repayments | 2028 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	3,216
principal repayments | 2028 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	3,414
principal repayments | 2028 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
principal repayments | 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	12,259
principal repayments | 2029 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	6,020
principal repayments | 2029 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	2,900
principal repayments | 2029 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	1,189
principal repayments | 2029 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	2,150
principal repayments | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	9,083
principal repayments | Thereafter | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	3,403
principal repayments | Thereafter | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	1,009
principal repayments | Thereafter | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	4,671
principal repayments | Thereafter | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Deferred financing costs and other accounting adjustments
Disclosure of detailed information about borrowings [line items]
Borrowings	660
Deferred financing costs and other accounting adjustments | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	306
Deferred financing costs and other accounting adjustments | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	168
Deferred financing costs and other accounting adjustments | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	178
Deferred financing costs and other accounting adjustments | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8